Equity (Share Repurchases) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2015
Class of Stock [Line Items]
Stock repurchase, remaining authorized amount (in shares)	$ 1,933.7
Distributable reserves recognized		$ 28,700.0
Common Class A and Common Class C Member [Member]
Class of Stock [Line Items]
Stock repurchase, authorized amount	$ 4,500.0
Common Class A Stock Purchased Under Repurchase Programs [Member]
Class of Stock [Line Items]
Shares purchased pursuant to repurchase programs (in shares)	8,062,792	6,550,197	5,611,380
Average price paid per share pursuant to repurchase programs (in dollars per shares)	$ 42.19	$ 37.70	$ 27.30
Common Class C Stock Purchased Under Repurchase Programs [Member]
Class of Stock [Line Items]
Shares purchased pursuant to repurchase programs (in shares)	28,401,019	24,761,397	32,782,838
Average price paid per share pursuant to repurchase programs (in dollars per shares)	$ 44.25	$ 36.55	$ 25.24
Total Common Class C and Class A Stock Purchased Under Repurchase Programs [Member]
Class of Stock [Line Items]
Total cost for stock purchased pursuant to repurchase programs	$ 1,596.9	$ 1,151.9	$ 980.7
Subsequent Event [Member] | Common Class A and Common Class C Member [Member]
Class of Stock [Line Items]
Stock repurchase, authorized amount				$ 2,000.0